PLAN DESCRIPTION - Vesting (Details) - NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST	12 Months Ended
Dec. 31, 2025
PLAN DESCRIPTION
Vesting percentage	100.00%
1 year
PLAN DESCRIPTION
Vesting percentage	0.00%
2 years
PLAN DESCRIPTION
Vesting percentage	20.00%
3 years
PLAN DESCRIPTION
Vesting percentage	40.00%
4 years
PLAN DESCRIPTION
Vesting percentage	60.00%
5 years
PLAN DESCRIPTION
Vesting percentage	80.00%
6 years
PLAN DESCRIPTION
Vesting percentage	100.00%